Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Schedule Of FHN's Available For Sale Securities

(Dollars in thousands)	On December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. treasuries	$40,030	$91	$-	$40,121
Government agency issued mortgage-backed securities ("MBS")	1,334,174	76,054	-	1,410,228
Government agency issued collateralized mortgage obligations ("CMO")	1,325,011	32,932	-	1,357,943
Other U.S. government agencies	15,277	674	-	15,951
States and municipalities	18,070	-	-	18,070
Equity (a)	223,430	-	-	223,430
Other	511	18	-	529

Total securities available for sale (b)	$2,956,503	$109,769	$-	$3,066,272

(a)	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.

(b)

Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

(Dollars in thousands)	On December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. treasuries	$87,188	$256	$-	$87,444
Government agency issued MBS	1,430,923	46,916	(7,881)	1,469,958
Government agency issued CMO	1,136,607	32,133	-	1,168,740
Other U.S. government agencies	50,426	2,800	-	53,226
States and municipalities	26,015	-	-	26,015
Equity (a)	226,012	-	(9)	226,003
Other	511	33	-	544

Total securities available for sale (b)	$2,957,682	$82,138	$(7,890)	$3,031,930

(a)

Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.2 million. The remainder is money market, venture capital, and cost method investments. Additionally, $5.4 million is restricted pursuant to a reinsurance contract agreement.

(b)

Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

Schedule Of Amortized Cost And Fair Value By Contractual Maturity

(Dollars in thousands)	Available for Sale
	Amortized Cost	Fair Value

Within 1 year	$50,044	$50,310
After 1 year; within 5 years	6,763	7,262
After 5 years; within 10 years	-	-
After 10 years	16,570	16,570

Subtotal	73,377	74,142

Government agency issued MBS and CMO	2,659,185	2,768,171
Equity and other securities	223,941	223,959

Total	$2,956,503	$3,066,272

Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio

(Dollars in thousands)	Available for Sale
	2011	2010	2009

Gross gains on sales of securities (a)	$44,787	$15,709	$-
Gross (losses) on sales of securities	(8,623)	(1)	(60)

Net gain/(loss) on sales of securities (b)	$36,164	$15,708	$(60)

Venture capital investments (c)	-	(4,598)	(601)
Net other than temporary impairment ("OTTI") recorded (d)	-	(188)	(517)

Total securities gain/(loss), net	$36,164	$10,922	$(1,178)

(a)	2011 and 2010 include $35.1 million and $14.8 million, respectively, related to the sales of Visa class B shares.

(b)	Proceeds from sales during the 2011, 2010, and 2009 were $495.1 million, $528.8 million, and $18.9 million, respectively.

(c)	Generally includes write-offs and/or unrealized fair value adjustments related to venture capital investments.

(d)	OTTI recorded in 2010 is related to equity securities and in 2009 is related to cost method investment securities.

Schedule Of Investments Within The Available For Sale Portfolio That Have Unrealized Losses

(Dollars in thousands)	On December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Government agency issued MBS	$563,813	$(7,881)	$-	$-	$563,813	$(7,881)

Total debt securities	563,813	(7,881)	-	-	563,813	(7,881)
Equity	34	(9)	-	-	34	(9)

Total temporarily impaired securities	$563,847	$(7,890)	$-	$-	$563,847	$(7,890)